SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Financial Information Tables Abstract
Operating expenses for continuing operations
(in thousands)	2018	2017

Cost of goods and services sold:
Operating Overheads:
Mining, other development expense	$(3,695)	$(1,043)
Milling, conversion expense	(3,268)	(3,899)
Less absorption:
-Mineral properties	50	50
Cost of services	(8,420)	(8,454)
Inventory-non cash adjustments	(57)	(151)
Cost of goods and services sold	(15,390)	(13,497)
Reclamation asset amortization	(189)	(190)
Reclamation liability adjustments (note 16)	(369)	(71)
Operating expenses	$(15,948)	$(13,758)

Other income (expense) for continuing operations
(in thousands)	2018	2017

Gains (losses) on:
Foreign exchange	$(1)	$(853)
Disposal of property, plant and equipment	(135)	27
Investment fair value through profit (loss) (note 10)	(5,411)	2,417
Extinguishment of toll milling contract liability (note 17)	-	899
Other	(318)	(495)
Other income (expense)	$(5,865)	$1,995

Finance income (expense) for continuing operations
(in thousands)	2018	2017

Interest income	$1,049	$265
Interest expense	-	(6)
Accretion expense-deferred revenue (note 14)	(3,314)	(3,115)
Accretion expense-reclamation obligations (note 16)	(1,316)	(1,296)
Accretion expense-post-employment benefits (note 15)	(72)	(74)
Finance expense, net	$(3,653)	$(4,226)

Depreciation expense
(in thousands)	2018	2017

Operating expenses:
Mining, other development expense	$(3)	$(6)
Milling, conversion expense	(3,264)	(3,895)
Cost of services	(233)	(303)
Exploration and evaluation	(124)	(123)
General and administrative	(37)	(44)
Depreciation expense-gross (note 13)	$(3,661)	$(4,371)

Employee benefits expense
(in thousands)	2018	2017

Salaries and short-term employee benefits	$(8,236)	$(8,079)
Share-based compensation (note 21)	(1,835)	(1,299)
Termination benefits	(20)	(27)
Employee benefits expense-gross	$(10,091)	$(9,405)

Change in non-cash working capital items
(in thousands)	2018	2017

Change in non-cash working capital items:
Trade and other receivables	$968	$(1,586)
Inventories	(186)	(409)
Prepaid expenses and other assets	(213)	(99)
Accounts payable and accrued liabilities	(214)	639
Change in non-cash working capital items	$355	$(1,455)

Supplemental cash flow disclosure
(in thousands)	2018	2017

Supplemental cash flow disclosure:
Interest paid	$-	$(6)
Income taxes paid	-	-